DEVCAP
                               SHARED RETURN FUND

                                  ANNUAL REPORT
                                  JULY 31, 2001

                                 (LOGO) DEVCAP
                                        DEVELOPMENT CAPITAL
                         Globally Responsible Investing

                            DEVCAP SHARED RETURN FUND
                                  ANNUAL REPORT

--------------------------------------------------------------------------------
              PRESIDENT'S LETTER TO SHAREHOLDERS - AUGUST 31, 2001
--------------------------------------------------------------------------------

Dear Investor,

   We include financial information on your investment in the DEVCAP(R) Shared Return Fund for the fiscal year ending July 31, 2001, in the following pages. The Fund's investment objective is to achieve long-term total return by attempting to match the total return of the Standard & Poor's(R) Composite Stock Price Index (the S&P 500(R) Index) in accordance with socially responsible investment practices. The Fund also has a charitable objective that is designed to enable shareholders to donate a portion of their total annual returns to help finance micro-enterprise programs in developing countries.

   DEVCAP(R) Shared Return Fund had a total return of -16.2% for the fiscal year ended July 31, 2001, slightly underperforming the S&P 500(R) Index by 1.9%. This was the first fiscal year decline that DEVCAP/R Shared Return Fund has had since it was established in 1995. The net asset value per share of your Fund stands lower today than this time last year. As a result of calendar year 2000's negative return, there was no charitable contribution generated in December 2000. Since 2001's year-to-date total return is also negative, we do not anticipate a charitable contribution in December 2001, either.

   While no one knows exactly what the stock market will do, what we do know is that over the long term a diversified investment approach may help you meet your financial goals without taking any undue risk. We also knew that the market was being driven upward by unreasonable expectations from technology and Internet euphoria and we warned about the correction looming near. We are certainly disappointed in the Fund's total return and the impact that it has had on the ability to channel contributions to support the working poor in the developing world. As you know the source of your donations is the growth of your investment in DEVCAP.

   We see a brighter future as a result of our belief in the fundamental long-term soundness of the U.S. economy and our strategy of investing in most of the stocks which make up the S&P 500(R) Index. We believe that this broad mix of stocks will continue to be made up of investment quality equities that will reflect the direction of the stock market and the direction of the U.S. economy.

   Let's recall a few positives to consider regarding the current state of our economy:

   o The Federal Reserve continues to lower already low interest rates.

   o Unemployment remains historically low.

   o Higher-paid consumers have more cash, a tax cut and a tax rebate.

   o The housing and construction markets are prospering.

   o Inflation remains under control, in spite of uneasiness surrounding energy.

   o Baby boomers are nearing retirement and there are increased incentives to save.

On the negative side:

   o Lower corporate profit expectations.

   o The beginnings of layoffs in the technology and finance sectors.

   o An eroding of consumer confidence and lowering of expectations for year-end holiday sales.

   We interpret these factors to imply a slower recovery and a less lofty total return curve when our net asset value curve heads upward with a general economic recovery.

--------------------------------------------------------------------------------
        PRESIDENT'S LETTER TO SHAREHOLDERS - AUGUST 31, 2001 (CONTINUED)
--------------------------------------------------------------------------------

   Our investment strategy diversifies the DEVCAP(R) Shared Return Fund across all sectors of the economy and many different stocks. This is a very sensible, conservative approach and has been invaluable in cushioning performance since the Spring 2000 market peak. While there were strongly negative returns over the last 12 months in technology, media, and communications, there were many bright spots in sectors such as financials, health care, and even technology. Some examples are: Freddie Mac, which helps provide home mortgages, and Washington Mutual, a bank primarily on the West coast, which are both up over 75%. Healthsouth, a health care provider, and Saint Jude Medical, a manufacturer of cardiac medical devices, are up 188% and 69%, respectively. Peoplesoft, an enterprise software firm, is up 100%.

   For you, our investors who have stayed with us during this downswing, we must express gratitude and appreciation for believing in the investment fundamentals that underlie our investment strategy. The Fund invests only in those S&P 500(R) Index Stocks which pass the Fund's social and exclusionary screens, in accordance with the Socially Responsible Investment Guidelines published by the United States Conference of Catholic Bishops. We trust that you recognize that Christian Brothers Investment Services, Inc., our investment manager, through their research and screening efforts and by their active ownership strategy are supporting social equality and changing corporate behavior in the U.S. marketplace.

   The DEVCAP(R) Shared Return Fund has been true to its mission and will remain so with your support and faith in our efforts. We encourage you to focus on investing for the long-term and hope that you not only stay on board going forward, but that you find increased opportunity to continue to leverage your investment returns with socially responsible initiatives, and with higher returns that allow increasing support to the needy small business people who will be stronger and more self-reliant as a result of credit programs initiated by Catholic Relief Services.


Thank you for your support,

/s/ Joseph N. St. Clair

Joseph N. St. Clair
President

September 12, 2001

   In these extraordinary times after the attacks on our institutions and our people, we offer our prayers to ease suffering. We offer our prayers of gratitude for those working to heal these wounds and repair the damages. We pray for God's guidance for our leaders in their efforts to build a greater good, a just society and harmonious world. We thank God for the resilience and the resounding national commitment we see in our people. We take heart in the speed with which our institutions have responded to adversity and the resolve to move to greater strength and security in our future. We are thankful that our systems demonstrate order and efficiency while they reflect the promise of optimism; a part of the solid foundation of a free and just society.

Photo on cover depicts a microentrepreneur in Rwanda where Catholic Relief Services sponsors micro-enterprise programs with DEVCAP donations.
Photographer: Jean Claude Mugenzi

                     COMPARISON OF $10,000 INVESTMENT IN THE
                DEVCAP SHARED RETURN FUND(1) AND S&P 500(R) INDEX(2)


     AVERAGE ANNUAL TOTAL RETURN
-----------------------------------------
1 Year ended 7/31/01              -16.23%
-----------------------------------------
3 Years ended 7/31/01               3.75%
-----------------------------------------
5 Years ended 7/31/01              15.39%
-----------------------------------------
Inception (10/19/95) to 7/31/01    14.53%
-----------------------------------------

               DEVCAP            S&P 500
              --------          --------

10/19/95       10,000            10,000
1/96           10,650            10,895
7/96           10,710            11,088
1/97           13,351            13,765
7/97           16,233            16,869
1/98           17,071            17,469
7/98           19,616            20,122
1/99           23,437            23,145
7/99           23,740            24,187
1/00           25,319            25,540
7/00           26,151            26,358
1/01           24,780            25,310
7/01           21,907            22,581

(1) Effective February 22, 2000, the Fund changed its investment objective and now invests only in those S&P 500(R) Index stocks which pass the Fund's social and exclusionary screens. Prior to February 22, 2000, the Fund invested substantially all of its assets in the Domini Social Index Portfolio.

(2) The S&P 500(R) Index is an unmanaged index used to portray the pattern of common stock movement based on the average performance of 500 widely held common stocks and does not reflect the deduction of fees and expenses.

Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

                            DEVCAP SHARED RETURN FUND
                             SCHEDULE OF INVESTMENTS

                                  JULY 31, 2001

 NUMBER
OF SHARES                                                                  VALUE
---------                                                                  -----

                 COMMON STOCKS -- 98.72%

                 BASIC INDUSTRIES -- 3.13%
        300      Alcan Aluminum Ltd.                                 $    11,253
      2,012      Alcoa, Inc.                                              78,931
        100      Allegheny Technologies, Inc.                              1,906
        300      Allied Waste Industries, Inc.*                            5,652
        300      Avery Dennison Corp.                                     15,378
        400      B.F. Goodrich Co. (The)                                  13,976
      1,400      Barrick Gold Corp.                                       20,846
        100      Bemis Company, Inc.                                       4,424
        500      Bethlehem Steel Corp.                                     1,015
        900      Dow Chemical Co. (The)                                   32,760
        400      Engelhard Corp.                                          10,420
        100      FMC Corp.                                                 6,653
        200      Georgia-Pacific Group                                     7,320
      1,300      Homestake Mining Co.                                     10,140
        300      Inco Limited                                              5,028
        370      International Paper Co.                                  15,118
        300      Louisiana-Pacific Corp.                                   3,186
        300      Mead Corp. (The)                                          8,916
        500      Minnesota Mining and Manufacturing Co.                   55,940
        500      Newell Rubbermaid, Inc.                                  10,840
        500      Newmont Mining Corp.                                      9,350
        400      Owens-Illinois, Inc.*                                     2,568
        600      Pactiv Corp.*                                             9,318
      1,100      Placer Dome, Inc.                                        11,055
        400      Praxair, Inc.                                            18,136
        200      Sealed Air Corp.*                                         8,240
        300      USX-U.S. Steel Group                                      5,910
        320      Vivendi Universal SA                                     18,720
        700      Waste Management, Inc.                                   21,700
        200      Westvaco Corp.                                            5,380
        200      Weyerhaeuser Co.                                         11,946
        200      Worthington Industries, Inc.                              2,812
                                                                       ---------
                                                                         444,837
                                                                       ---------

                 CAPITAL GOODS -- 5.07%
        200      Caterpillar, Inc.                                        11,020
        100      Centex Corp.                                              4,704
        100      Crane Co.                                                 3,055
        100      Cummins Engine Co., Inc.                                  4,071
        100      Dana Corp.                                                2,575
        500      Deere & Co.                                              20,975
        200      Emerson Electric Co.                                     11,472
     12,300      General Electric Co.                                    535,050
      1,000      Honeywell International, Inc.                            36,870

 NUMBER
OF SHARES                                                                  VALUE
---------                                                                  -----

                 CAPITAL GOODS -- CONTINUED
        700      Illinois Tool Works, Inc.                           $    44,100
        100      Ingersoll-Rand Co.                                        4,368
        100      Kaufman & Broad Home Corp.                                3,259
        100      Millipore Corp.                                           6,518
        200      Pall Corp.                                                4,780
        100      Parker-Hannifin Corp.                                     4,470
        200      Stanley Works (The)                                       8,718
        300      Timken Co. (The)                                          5,001
        500      W.R. Grace & Co.*                                           755
        200      W.W. Grainger, Inc.                                       8,420
                                                                       ---------
                                                                         720,181
                                                                       ---------

                 CONSUMER DURABLES -- 2.09%
        900      Corning, Inc.                                            14,094
      2,400      Ford Motor Co.                                           61,128
        600      General Motors Corp.                                     38,160
        500      Goodyear Tire & Rubber Co.                               14,290
        200      Harley-Davidson, Inc.                                    10,322
        500      Leggett & Platt, Inc.                                    11,985
        200      Lexmark International, Inc.*                              9,144
        200      Maytag Corp.                                              6,706
        741      Palm, Inc.*                                               3,979
        100      Snap-on, Inc.                                             2,700
         30      Toys "R" Us, Inc.*                                          691
      2,187      Tyco International Ltd.                                 116,348
        100      Whirlpool Corp.                                           7,054
                                                                       ---------
                                                                         296,601
                                                                       ---------

                 CONSUMER NON-DURABLES -- 7.24%
        100      Alberto-Culver Co.                                        4,338
        600      Anheuser-Busch Cos., Inc.                                25,986
        600      Avon Products, Inc.                                      27,834
        100      Ball Corp.                                                4,943
        900      Campbell Soup Co.                                        24,624
        600      Clorox Co. (The)                                         22,428
      4,200      Coca Cola Co. (The)                                     187,320
      1,500      Colgate-Palmolive Co.                                    81,300
        800      General Mills, Inc.                                      35,184
      1,100      Gillette Co.                                             30,657
        900      H.J. Heinz Co.                                           38,889
        300      Hasbro, Inc.                                              4,830
        300      Hershey Foods Corp.                                      18,108
      1,400      Kimberly-Clark Corp.                                     85,134
        100      Liz Claiborne, Inc.                                       5,315

                           DEVCAP SHARED RETURN FUND
                      SCHEDULE OF INVESTMENTS (CONTINUED)

                                 JULY 31, 2001

 NUMBER
OF SHARES                                                                  VALUE
---------                                                                  -----

                 CONSUMER NON-DURABLES -- CONTINUED
      3,200      PepsiCo, Inc.                                       $   149,216
        100      Polaroid Corp.                                              119
      2,200      Procter & Gamble Co.                                    156,244
        300      Quaker Oats Co. (The)                                    26,400
        700      Sara Lee Corp.                                           14,119
        400      Sherwin Williams Co. (The)                                9,156
        600      Unilever NV                                              35,970
        300      V. F. Corp.                                              10,983
        600      Wm. Wrigley Jr. Co.                                      29,952
                                                                       ---------
                                                                       1,029,049
                                                                       ---------

                 CONSUMER SERVICES -- 14.22%
        648      Agilent Technologies, Inc.*                              18,539
      1,100      Albertson's, Inc.                                        36,003
      6,742      AT&T Corp.                                              136,256
      3,969      AT&T Wireless Group                                      74,181
        100      Best Buy Co., Inc.*                                       6,696
        200      Block H&R, Inc.                                          14,274
        300      Brunswick Corp.                                           6,552
        500      Cendant Corp.*                                           10,175
        500      Circuit City Group                                        9,375
        200      Clear Channel Communications, Inc.*                      11,720
      2,200      Comcast Corp.                                            83,666
      1,100      Conoco, Inc.                                             34,100
      1,100      Costco Wholesale Corp.*                                  47,355
      1,000      CVS Corp.                                                36,010
      1,000      Delphi Automotive Systems                                16,360
        875      Dollar General Corp.                                     17,176
        200      Dow Jones & Co., Inc.                                    11,384
        400      Eastman Kodak Co.                                        17,324
        100      Ecolab, Inc.                                              4,004
      1,600      Gap, Inc. (The)                                          43,696
      3,800      Home Depot, Inc. (The)                                  191,406
        100      Interpublic Group of Cos., Inc. (The)                     2,737
        700      Kmart Corp.                                               8,099
      2,100      Kroger Co.                                               55,356
        800      Limited, Inc.                                            13,576
      2,000      Lowe's Cos., Inc. (The)                                  76,360
        600      Marriott International, Inc.                             28,650
        800      May Department Stores Co. (The)                          26,560
      3,400      McDonald's Corp.                                         99,076
        500      McGraw-Hill Cos., Inc. (The)                             30,685
        100      Meredith Corp.                                            3,587
        400      New York Times Co. (The)                                 18,520
        100      Office Depot, Inc.*                                       1,282

 NUMBER
OF SHARES                                                                  VALUE
---------                                                                  -----

                 CONSUMER SERVICES -- CONTINUED
        400      Omnicom Group, Inc.                                 $    34,948
        400      Safeway, Inc.*                                           17,664
        200      Sears, Roebuck & Co.                                      9,396
      1,800      Sprint Corp.                                             42,012
        500      Staples, Inc.*                                            7,495
        300      SUPERVALU, Inc.                                           6,291
      1,600      SYSCO Corp.                                              42,944
        800      TJX Cos., Inc.                                           27,208
        500      Tribune Co.                                              20,630
      1,151      Viacom, Inc., Class B*                                   57,320
        157      Visteon Corp.                                             3,317
      6,700      Wal Mart Stores, Inc.                                   374,530
      2,500      Walgreen Co.                                             84,250
      3,700      Walt Disney Co. (The)                                    97,495
        200      Winn-Dixie Stores, Inc.                                   4,588
                                                                       ---------
                                                                       2,020,828
                                                                       ---------

                 ENERGY -- 5.93%
        500      Amerada Hess Corp.                                       38,640
      1,037      Anadarko Petroleum Corp.                                 58,902
        300      Apache Corp.                                             15,585
        600      Ashland, Inc.                                            23,622
      1,000      Baker Hughes, Inc.                                       35,580
      1,800      Enron Corp.                                              81,630
      9,800      Exxon Mobil Corp.                                       409,248
        900      Halliburton Co.                                          31,509
        400      McDermott International, Inc.                             4,416
        200      Rowan Cos., Inc.                                          3,848
        500      Schlumberger Ltd.                                        26,875
        400      Sunoco, Inc.                                             13,832
        500      Tosco Corp.                                              22,350
        500      Transocean Sedco Forex, Inc.                             16,145
        800      USX-Marathon Group                                       23,736
      1,100      Williams Cos., Inc. (The)                                36,850
                                                                       ---------
                                                                         842,768
                                                                       ---------

                 FINANCIAL SERVICES -- 21.59%
        300      Aetna, Inc.                                               8,463
        900      Allstate Corp.                                           31,464
      3,300      American Express Co.                                    133,089
      1,200      American General Corp.                                   55,500
      5,139      American International Group, Inc.                      427,822
        300      AmSouth Bancorporation                                    5,964
        100      Aon Corp.                                                 3,545
      1,900      Bank of America Corp.                                   120,878

                           DEVCAP SHARED RETURN FUND
                      SCHEDULE OF INVESTMENTS (CONTINUED)

                                 JULY 31, 2001

 NUMBER
OF SHARES                                                                  VALUE
---------                                                                  -----

                 FINANCIAL SERVICES -- CONTINUED
        300      Bank of New York Co., Inc. (The)                    $    13,458
      2,900      Bank One Corp.                                          112,259
      2,850      Charles Schwab Corp. (The)                               42,721
        400      Chubb Corp. (The)                                        28,068
        500      CIGNA Corp.                                              50,155
        400      Cincinnati Financial Corp.                               15,760
      5,313      Citigroup, Inc.                                         266,766
        100      Comerica, Inc.                                            6,159
      2,600      Fannie Mae                                              216,450
      1,200      Fifth Third Bancorp                                      75,624
      1,100      First Union Corp.                                        38,940
        902      FleetBoston Financial Corp.                              33,843
      1,700      Freddie Mac                                             116,348
        400      Golden West Financial Corp.                              25,860
        100      Hartford Financial Services
                 Group, Inc. (The)                                         6,621
      1,200      Household International, Inc.                            79,548
        110      Huntington Bancshares, Inc.                               2,014
      2,530      J.P. Morgan Chase & Co., Inc.                           109,549
        450      Jefferson-Pilot Corp.                                    21,379
        400      Keycorp                                                  10,700
        500      Lincoln National Corp.                                   25,515
        700      Marsh & McLennan Cos., Inc.                              70,280
      2,000      MBNA Corp.                                               70,800
      1,300      Mellon Financial Corp.                                   49,426
      1,800      Merrill Lynch & Co.                                      97,632
        200      MGIC Investment Corp.                                    15,008
      1,500      Morgan Stanley Dean Witter & Co.                         89,730
        200      Northern Trust Corp.                                     12,760
        900      Paychex, Inc.                                            35,370
        700      PNC Financial Services Group                             46,445
        800      Providian Financial Corp.                                39,496
        300      Regions Financial Corp.                                   9,600
        289      Sabre Holdings Corp.*                                    14,207
        300      St. Paul Cos., Inc. (The)                                13,155
        800      SunTrust Banks, Inc.                                     55,400
        300      Torchmark Corp.                                          12,453
        200      Union Planters Corp.                                      8,938
        400      USA Education, Inc.                                      32,044
        500      Wachovia Corp.                                           35,550
      2,100      Washington Mutual, Inc.                                  85,092
      4,100      Wells Fargo & Co.                                       188,846
                                                                       ---------
                                                                       3,066,694
                                                                       ---------

                 FOOD PROCESSING -- 0.01%
        105      Archer-Daniels-Midland Co.                                1,406
                                                                       ---------

 NUMBER
OF SHARES                                                                  VALUE
---------                                                                  -----

                 HEALTH CARE-- 9.61%
      2,200      Abbott Laboratories                                 $   117,898
        300      Allergan, Inc.                                           22,587
      1,400      Amgen, Inc.                                              87,794
        100      Applied Biosystems Group                                  2,820
        800      Baxter International, Inc.                               39,840
        600      Becton Dickinson & Co.                                   20,736
        450      Biomet, Inc.                                             21,848
        500      Boston Scientific Corp.*                                  9,005
      2,600      Bristol-Myers Squibb Co.                                153,764
        100      C.R. Bard, Inc.                                           5,915
        600      Cardinal Health, Inc.                                    44,178
      1,700      Eli Lilly & Co.                                         134,776
        800      Guidant Corp.                                            25,504
        800      HEALTHSOUTH Corp.*                                       13,680
        500      Humana, Inc.                                              5,575
        600      McKesson HBOC, Inc.                                      24,870
      3,000      Medtronic, Inc.                                         144,090
      5,300      Merck & Co., Inc.                                       360,294
      2,000      Schering-Plough Corp.                                    78,100
        200      St. Jude Medical, Inc.                                   14,000
        400      UnitedHealth Group, Inc.                                 26,968
        100      Wellpoint Health Networks, Inc.*                         10,696
                                                                       ---------
                                                                       1,364,938
                                                                       ---------

                 MEDIA -- 1.65%
      5,150      AOL Time Warner, Inc.                                   234,067
                                                                       ---------

                 MERCHANDISING -- 0.70%
        500      Radioshack Corp.                                         14,115
      2,200      Target Corp.                                             85,140
                                                                       ---------
                                                                          99,255
                                                                       ---------

                 TECHNOLOGY -- 23.25%
        300      Adaptec, Inc.*                                            3,534
      1,000      ADC Telecommunications, Inc.*                             4,910
        200      Adobe Systems, Inc.                                       7,498
        600      Advanced Micro Devices, Inc.*                            10,956
        600      Analog Devices, Inc.*                                    27,600
        800      Apple Computer, Inc.                                     15,032
      1,200      Applied Materials, Inc.*                                 55,032
        200      Autodesk, Inc.                                            7,458
      1,600      Automatic Data Processing, Inc.                          81,520
        375      Avaya Inc.                                                4,699
      4,000      Bellsouth Corp.                                         162,800
        200      BMC Software, Inc.*                                       4,000
        300      Broadcom Corp.                                           13,089

                           DEVCAP SHARED RETURN FUND
                      SCHEDULE OF INVESTMENTS (CONTINUED)

                                 JULY 31, 2001

 NUMBER
OF SHARES                                                                  VALUE
---------                                                                  -----

                 TECHNOLOGY -- CONTINUED
     10,200      Cisco Systems, Inc.*                                $   196,044
      3,200      Compaq Computer Corp.                                    47,808
      1,100      Computer Associates International, Inc.                  37,928
        300      Compuware Corp.*                                          4,110
      3,800      Dell Computer Corp.*                                    102,334
        300      Electronic Data Systems Corp.                            19,155
      3,200      EMC Corp.*                                               63,104
        200      First Data Corp.                                         13,864
        100      Gateway, Inc.*                                            1,049
        400      Global Crossing Ltd.*                                     2,620
      3,400      Hewlett-Packard Co.                                      83,844
      9,800      Intel Corp.                                             292,138
      2,200      International Business Machines Corp.                   231,462
      1,300      JDS Uniphase Corp.*                                      12,012
        600      LSI Logic Corp.*                                         13,068
      4,500      Lucent Technologies, Inc.                                30,150
        117      McDATA Corp.                                              2,123
      1,000      Micron Technology, Inc.                                  42,000
      7,400      Microsoft Corp.*                                        489,806
        500      Molex, Inc.                                              17,200
      2,400      Motorola, Inc.                                           44,856
        400      National Semiconductor Corp.*                            12,820
        400      Network Appliance, Inc.                                   4,992
      3,400      Nortel Networks Corp.                                    27,030
        700      Novell, Inc.*                                             3,493
      7,400      Oracle Corp.*                                           133,792
        400      Peoplesoft, Inc.*                                        17,468
        700      Pitney Bowes, Inc.                                       28,140
      1,000      QUALCOMM, Inc.*                                          63,230
      2,248      Qwest Communications International, Inc.*                58,448
         49      Roxio, Inc.                                                 762
      5,916      SBC Communications, Inc.                                266,397
        400      Scientific-Atlanta, Inc.                                 10,180
      1,400      Solectron Corp.*                                         24,472
        400      Sprint Corp. (PCS Group)*                                10,368
      4,800      Sun Microsystems, Inc.*                                  78,192
        200      Tektronix, Inc.                                           4,538
        800      Tellabs, Inc.*                                           13,176
        100      Teradyne, Inc.*                                           3,398
      2,600      Texas Instruments, Inc.                                  89,700
        544      Veritas Software Corp.                                   23,071
      3,410      Verizon Communications                                  184,651
        904      Williams Communications Group, Inc.                       1,953
      3,500      WorldCom, Inc.*                                          49,000
        140      WorldCom, Inc. (MCIT)*                                    1,859
      1,400      Xerox Corp.                                              11,172
        600      Xilinx, Inc.*                                            24,000


 NUMBER
OF SHARES                                                                  VALUE
---------                                                                  -----

                 TECHNOLOGY-- CONTINUED
        700      Yahoo!, Inc.*                                         $  12,334
                                                                       ---------
                                                                       3,303,439
                                                                       ---------

                 TRANSPORTATION -- 0.94%
        600      Burlington Northern Santa Fe Corp.                       16,044
        500      CSX Corp.                                                19,560
        300      Delta Air Lines, Inc.                                    13,314
        700      FedEx Corp.*                                             28,959
      1,950      Southwest Airlines Co.                                   39,020
        300      Union Pacific Corp.                                      16,107
                                                                       ---------
                                                                         133,004
                                                                       ---------

                 UTILITIES -- 3.29%
        400      Ameren Corp.                                             15,716
        940      American Electic Power, Inc.                             42,300
        400      Cinergy Corp.                                            12,360
        200      CMS Energy Corp.                                          5,334
        500      Consolidated Edison, Inc.                                19,870
        200      Constellation Energy Group                                5,888
        300      Dominion Resources, Inc.                                 18,147
        200      DTE Energy Co.                                            8,450
      1,000      Duke Energy Corp.                                        38,610
        400      Dynegy, Inc.                                             18,552
        969      El Paso Energy Corp.                                     50,146
        500      Entergy Corp.                                            18,750
        175      Exelon Corp.                                              9,888
        600      FirstEnergy Corp.                                        18,204
        200      FPL Group, Inc.                                          10,800
        400      GPU, Inc.                                                14,496
        159      Mirant Corp.                                              4,918
        300      Niagara Mohawk Holdings, Inc.                             5,097
        100      NICOR, Inc.                                               3,713
        800      ONEOK, Inc.                                              14,560
        800      PG&E Corp.                                               11,896
        100      Pinnacle West Capital Corp.                               4,228
        400      PPL Corp.                                                17,992
        327      Progress Energy, Inc.                                    13,986
        300      Public Service Enterprise Group, Inc.                    14,040
        600      Reliant Energy, Inc.                                     18,900
        600      Sempra Energy                                            15,228
        400      Southern Co. (The)                                        9,400
        100      TXU Corp.                                                 4,650
        800      Xcel Energy, Inc.                                        21,552
                                                                      ----------
                                                                         467,671
                                                                      ----------

                 Total Common Stocks (cost $12,343,956)               14,024,738
                                                                      ----------

                           DEVCAP SHARED RETURN FUND
                      SCHEDULE OF INVESTMENTS (CONTINUED)

                                 JULY 31, 2001

PRINCIPAL
  VALUE                                                                    VALUE
---------                                                                  -----

                 SHORT-TERM INVESTMENTS -- 1.21%
$   171,595      Dreyfus Institutional Government
                 Money Market Fund                                   $   171,595
                                                                     -----------

                 Total Short-term Investments
                 (cost $171,595)                                         171,595
                                                                     -----------

                 Total Investments - 99.93%
                 (cost $12,515,551)                                   14,196,333

                 Other Assets Less Liabilities - 0.07%                     9,634
                                                                     -----------

                 NET ASSETS - 100.00%                                $14,205,967
                                                                     ===========

                 * Non-income producing security

                        See Notes to Financial Statements

DEVCAP SHARED RETURN FUND
STATEMENT OF ASSETS AND LIABILITIES
JULY 31, 2001
--------------------------------------------------------------------------------

ASSETS:
   Investments at value (cost $12,515,551)                           $14,196,333
   Receivable for securities sold                                         11,800
   Dividends and interest receivable                                      11,295
   Prepaid expenses                                                       28,472
   Cash                                                                    7,363
   Other                                                                      75
                                                                    ------------
      Total Assets                                                    14,255,338
                                                                    ------------

LIABILITIES:
   Accrued investment advisory fees                                        3,003
   Accrued expenses                                                       46,368
                                                                    ------------
      Total Liabilities                                                   49,371
                                                                    ------------

NET ASSETS                                                          $ 14,205,967
                                                                    ============

NET ASSETS CONSIST OF:
   Paid-in capital                                                   $12,506,578
   Undistributed net realized gain                                        18,607
   Net unrealized appreciation                                         1,680,782
                                                                    ------------

NET ASSETS                                                          $ 14,205,967
                                                                    ============

SHARES OUTSTANDING                                                       727,800
                                                                    ============

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION
   PRICE PER SHARE                                                  $      19.52
                                                                    ============

                        See Notes to Financial Statements

DEVCAP SHARED RETURN FUND
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED JULY 31, 2001
--------------------------------------------------------------------------------

INVESTMENT INCOME
   Dividends                                                     $   175,770(a)
   Interest                                                           12,208
                                                                ------------
      Total Investment Income                                        187,978
                                                                ------------

EXPENSES (NOTES 1 AND 2):
   Fund administration and accounting fees                       $    65,001
   Legal fees                                                         44,694
   Investment advisory fees                                           38,508
   Transfer agent fees and expenses                                   36,130
   Printing                                                           20,513
   Audit fees                                                         17,010
   Insurance                                                          16,872
   Registration fees                                                  13,744
   Amortization of organization expenses (Note 1)                      2,316
   Other                                                              14,246
                                                                ------------
      Total Expenses                                                 269,034
                                                                ------------

NET INVESTMENT LOSS                                                  (81,056)
                                                                ------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
   Net realized gain                                                 152,714
   Net change in unrealized appreciation                          (2,815,176)
                                                                ------------
   Net realized and unrealized loss                               (2,662,462)
                                                                ------------

NET DECREASE IN NET ASSETS FROM OPERATIONS                       $(2,743,518)
                                                                ============

(a) Net of $376 in foreign withholding tax.

                        See Notes to Financial Statements

DEVCAP SHARED RETURN FUND
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                   YEAR ENDED
                                       -----------------------------------
                                      JULY 31, 2001           JULY 31, 2000
                                   -------------------   -----------------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment loss              $    (81,056)            $   (152,895)
   Net realized gain                     152,714                1,306,319
   Net change in
      unrealized appreciation         (2,815,176)                 416,528
                                    ------------             ------------
   Net increase (decrease) in
      net assets resulting
      from operations                 (2,743,518)               1,569,952
                                    ------------             ------------

DISTRIBUTIONS TO SHAREHOLDERS
  FROM NET REALIZED GAIN              (1,474,252)                 (62,094)
                                    ------------             ------------

CAPITAL SHARE TRANSACTIONS:
   Proceeds from sales of shares         758,441                1,113,576
   Net asset value of shares
     issued in reinvestment
     of distributions                  1,427,158                   60,163
   Payments for shares redeemed         (486,840)                (622,847)
   Payment for shares redeemed for
     DEVCAP Non-Profit (Note 3)             --                   (380,104)
                                    ------------             ------------
   Net increase in net assets
     from capital share
     transactions                      1,698,759                  170,788
                                    ------------             ------------
      Total increase (decrease)
        in net assets                 (2,519,011)               1,678,646

NET ASSETS:
   Beginning of period                16,724,978               15,046,332
                                    ------------             ------------
   End of period                    $ 14,205,967             $ 16,724,978
                                    ============             ============
   Undistributed net investment
     income, end of period          $          0             $          0
                                    ============             ============

OTHER INFORMATION:
SHARE TRANSACTIONS:
   Sold                                   34,463                   45,237
   Reinvested                             67,160                    2,295
   Redeemed                              (22,812)                 (24,424)
   Withdrawal of charitable
     contributions (Note 3)                   --                  (14,947)
                                    ------------             ------------
   Net increase                           78,811                    8,161
                                    ============             ============

                        See Notes to Financial Statements

DEVCAP SHARED RETURN FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


                                                                     FOR THE YEAR ENDED
                                                   JULY 31,      JULY 31,        JULY 31,      JULY 31,       JULY 31,
                                                    2001          2000            1999          1998            1997
                                             --------------- ------------- --------------- -------------- ---------------
Net Asset Value,
   beginning of period                          $    25.77     $    23.48     $    19.58     $    16.22     $   10.71
                                                ----------     ----------     ----------     ----------     ---------
Income (loss) from investment operations:
   Net investment loss                               (0.11)         (0.24)         (0.18)         (0.06)        (0.03)
   Net realized and unrealized
      gain (loss) on investments                     (3.89)          2.63           4.28           3.44          5.55
                                                ----------     ----------     ----------     ----------     ---------
Total income (loss) from
   investment operations                             (4.00)          2.39           4.10           3.38          5.52
Less distributions from net
   realized gain                                     (2.25)         (0.10)         (0.20)         (0.02)        (0.01)
                                                ----------     ----------     ----------     ----------     ---------

Net Asset Value, end of period                  $    19.52     $    25.77     $    23.48     $    19.58     $   16.22
                                                ==========     ==========     ==========     ==========     =========
Ratios/supplemental data:
   Total return                                   (16.23)%         10.16%         21.03%         20.84%        51.57%
   Net Assets, end of period (in 000's)         $   14,206      $  16,725     $   15,046     $   10,697     $   5,326
   Ratio of expenses to average net assets           1.75%       1.95%(1)       1.97%(2)       1.75%(2)      1.75%(2)
   Ratio of net investment loss to
      average net assets                           (0.53)%        (0.94)%        (0.92)%        (0.51)%       (0.21)%
   Portfolio turnover                                   3%         31%(3)          8%(4)          5%(4)         1%(4)



(1)Reflects the Fund's proportionate share of the Portfolio's expenses as well as reimbursements by agents of the Fund from August 1, 1999 through February 21 2000, and net of waiver and reimbursements from February 22, 2000 through July 31, 2000. If the reimbursements had not been in place, the ratio of expenses to average net assets would have been 2.80%.

(2)Reflects the Fund's proportionate share of the Portfolio's expenses as well as reimbursements by agents of the Fund. If the reimbursements had not been in place, the ratios of expenses to average net assets would have been 1.97%, 2.76% and 5.93%, for the years ended July 31, 1999, 1998 and 1997, respectively.

(3)Represents portfolio turnover for the period February 22, 2000 through July 31, 2000.

(4)Represents portfolio turnover for the Index Portfolio.

                        See Notes to Financial Statements

                           DEVCAP SHARED RETURN FUND
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                        FOR THE YEAR ENDED JULY 31, 2001

1. ORGANIZATION AND SIGNIFICANT AC COUNTING POLICIES. DEVCAP(R) Shared Return Fund (the "Fund") is a series of DEVCAP Trust which is registered as an open-end management investment company under the Investment Company Act of 1940 (the "Act").

     Effective February 22, 2000, the Fund changed its investment objective and now invests only in those S&P500(R) Index stocks which pass the Fund's social and exclusionary screens, in accordance with the Socially Responsible Investment Guidelines published by the United States Conference of Catholic Bishops. Prior to February 22, 2000, the Fund invested substantially all of its assets in the Domini Social Index Portfolio. The Fund became effective on September 13, 1995, and commenced investment operations on October 19, 1995.

     The presentation of financial statements in conformity with accounting principles generally accepted in the United States of America, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the Fund's significant accounting policies.

     A. VALUATION OF INVESTMENTS. The Fund values securities at the last reported sale price, or at the average of the latest bid and asked prices if no sales are reported. Investments in other mutual funds are valued at net asset value.

     B. INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date. Interest income is recorded as earned.

     C. DIVIDENDS TO SHAREHOLDERS. Dividends to shareholders are declared and paid annually from net investment income. Distributions to shareholders of net realized capital gains, if any, are made annually. The amount and character of income and net realized gains to be distributed are determined in accordance with federal income tax rules and regulations, which may differ from generally accepted accounting principles. These differences are attributable to permanent book and tax accounting differences. Where appropriate, reclassifications between net asset accounts are made for such differences.

     D. FEDERAL TAXES. The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income, including net realized gains, if any, within the prescribed time periods. Accordingly, no provision for federal income or excise tax is necessary.

     E. DEFERRED ORGANIZATION EXPENSES. Organi-zation costs are being amortized on a straight-line basis over a five-year period. The amount paid by the Fund on any redemption of the Fund's initial shares will be reduced by the pro rata portion of any unamortized organization expenses which the number of the initial shares redeemed bears to the total number of initial shares outstanding immediately prior to such redemption. To the extent that the proceeds of the redemptions are less than such pro rata portion of any unamortized organization expenses, Development Capital Fund ("DEVCAP Non-Profit"), the Fund's sponsor, has agreed to reimburse the Fund for such difference. As of October 19, 2000, the Fund's organization costs were fully amortized.

                            DEVCAP SHARED RETURN FUND
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

                        FOR THE YEAR ENDED JULY 31, 2001

F. OTHER. Security transactions are recorded on the trade date. Gains and losses are determined on the basis of identified cost.

2. TRANSACTIONS WITH AFFILIATES.

     A. REIMBURSEMENT OF EXPENSES. Effective November 29, 1999, DEVCAP Non-Profit has agreed to reimburse the Fund to the extent necessary to maintain the Fund's total operating expenses at an annual rate of 1.75% of the Fund's average daily net assets.

3.CHARITABLE CONTRIBUTIONS. Shareholders contributed approximately $380,000 to DEVCAP Non-Profit in December 1999 as described in the Fund's prospectus. Upon a shareholder's initial investment in the Fund, the shareholder may choose to make an annual donation to DEVCAP Non-Profit of zero percent, ten percent, twenty-five percent, fifty percent, seventy-five percent, or all of the Annual Contribution Basis, as defined in the Fund's registration statement, derived from the shareholder's investment in the Fund. DEVCAP Non-Profit will direct these shareholder donations to non-profit organizations (primarily Catholic Relief Services) working to improve the welfare of underprivileged persons in developing countries.

4. INVESTMENT TRANSACTIONS. The aggregate cost of purchases and proceeds from sales of securities, excluding short-term investments, for the Fund for the year ended July 31, 2001 were $593,261 and $484,606, respectively.

     At July 31, 2001, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes of $12,516,665 were as follows:

     Appreciation                   $3,588,072
     Depreciation                   (1,908,404)
                                    ----------
     Net appreciation
        on investments              $1,679,668
                                    ==========

5. NEW ACCOUNTING PRONOUNCEMENT. In November 2000, the AICPA issued a revised Audit and Accounting Guide, Audits of Investment Companies, which is effective for fiscal years beginning after December 15, 2000. Among other things, the revised Guide amends certain accounting practices and disclosures presently used, such as treatment of payments by affiliates, excess expense plan accounting, reporting by multiple-class funds, and certain financial statement disclosures. While some of the Guide's requirements will not be effective until the SEC amends its disclosure and reporting requirements, other requirements are effective presently. The Fund has not at this time quantified the impact, if any, resulting from the adoption of these accounting changes on the financial statements.

6. TAX INFORMATION - UNAUDITED. The federal tax status of distributions made to shareholders on December 22, 2000 was as follows:

                   Net      Short-Term     Long-Term
               Investment     Capital       Capital
                 Income        Gains         Gains
                --------     --------      --------
Shared Return
Fund               $0           $0        $1,474,252

     For the year ended July 31, 2001, the DEVCAP(R) Shared Return Fund did not pay any dividends from net investment income or short-term gains that would qualify for the dividends received reduction available to corporate shareholders.

                          INDEPENDENT AUDITORS' REPORT

The Board of Trustees
DEVCAP(R) Shared Return Fund:

We have audited the accompanying statement of assets and liabilities of DEVCAP(R) Shared Return Fund (the "Fund"), including the schedule of investments, as of July 31, 2001, and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of July 31, 2001, by correspondence with the custodian. As to securities purchased but not yet received, we performed other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of DEVCAP(R) Shared Return Fund as of July 31, 2001, the results of its operations, the changes in its net assets, and the financial highlights for each of the years described above, in conformity with accounting principles generally accepted in the United States of America.


                                                                    /s/ KPMG LLP



Boston, Massachusetts
September 7, 2001

                                     DEVCAP
                               SHARED RETURN FUND
                             209 West Fayette Street
                            Baltimore, Maryland 21201
                                 (800) 371-2655
                                 www.DEVCAP.org

  INVESTMENT MANAGER
  Christian Brothers Investment Services, Inc.
  90 Park Avenue, 29th Floor
  New York, NY  10016-1301

  SUB-ADVISER
  RhumbLine Advisers
  30 Rowes Wharf
  Boston, MA  02110

  INDEPENDENT AUDITORS
  KPMG LLP
  99 High Street
  Boston, MA  02110

  ADMINISTRATOR AND TRANSFER AGENT
  Sunstone Financial Group, Inc.
  803 West Michigan Street, Suite A
  Milwaukee, WI  53233-2301

  DISTRIBUTOR
  CBIS Financial Services, Inc.
  1200 Jorie Boulevard, Suite 210
  Oak Brook, IL  60523-2062

  CUSTODIAN
  Mellon Bank, N.A.
  One Mellon Bank Center
  Pittsburgh, PA  15258


                                     (LOGO)
                            Printed on Recycled Paper
                             Printed using Soy Inks